FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Maturities of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Due within one year, Amortized cost	$ 22,772		$ 37,845
Due within two to five years, Amortized cost	138,894		119,202
Due after five years, Amortized cost	26,053		16,770
Due within one year, Estimated fair value	22,800		37,818
Due within two to five years, Estimated fair value	139,210		120,344
Due after five years, Estimated fair value	26,176		17,143
Amortized cost	187,719	[1]	173,817	[2]
Estimated fair value	$ 188,186		$ 175,305

[1]	Excluding accrued interest of $781.
[2]	Excluding accrued interest of $765.